Revenues (Details) - Schedule of Amounts of Revenue Recognized in the Current Reporting Period that was Included in Contract Liabilities	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Revenues	$ 3,787,587	$ 485,072	$ 5,808,211	$ 6,446,000
Cloud services and data centre managed services [Member]
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Revenues	1,876,000	240,257	3,895,168	4,446,000
Telecommunication, consultancy and related services [Member]
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Revenues	$ 1,911,587	$ 244,815	$ 1,913,043	$ 2,000,000